Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 276,555	$ 291,341
Less: Accumulated depreciation	(198,198)	(200,006)
Property and equipment, net	78,357	91,335
Tooling and molds
Property, Plant and Equipment [Line Items]
Property and equipment, gross	169,070	176,447
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	68,404	74,034
Computer equipment, software and other
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,421	13,222
Furniture, fixtures and warehouse equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,539	27,465
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 121	$ 173